Statement of cash flows - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Payments to suppliers (inclusive of GST)	$ (8,420,244)	$ (6,295,615)
Interest paid	0	(39,257)
Net cash used in operating activities	(8,420,244)	(6,334,872)
Cash flows from financing activities
Proceeds from issue of shares (net of costs)	8,561,589	1,327,468
Proceeds from promissory note	0	776,670
Repayment of promissory note	0	(371,802)
Proceeds from issue of equity and pre-funded warrants	1,178,106	3,020,315
Net cash from financing activities	9,739,695	4,752,651
Net increase/(decrease) in cash and cash equivalents	1,319,451	(1,582,221)
Cash and cash equivalents at the beginning of the financial half-year	1,657,478	5,241,197
Effects of exchange rate changes on cash and cash equivalents	87,379	(96,374)
Cash and cash equivalents at the end of the financial half-year	$ 3,064,308	$ 3,562,602